Share-Based Compensation Expense and Related Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 7,094	$ 12,534	$ 10,484
Tax benefit	(2,011)	(2,690)	(2,154)
Total	5,083	9,844	8,330
Operating expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	658	4,650	3,131
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 6,436	$ 7,884	$ 7,353